T. ROWE PRICE International Stock Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA 0.8%
Common Stocks 0.8%
Erste Group Bank  3,287,567 127,395
Total Austria (Cost
$101,341
)
127,395
BRAZIL 2.1%
Common Stocks 2.1%
Magazine Luiza  24,078,630 95,237
Rede D'Or Sao Luiz  5,185,036 68,951
StoneCo, Class A (USD) (1) 1,063,977 62,605
Suzano (1) 5,234,350 54,622
XP, Class A (USD) (1) 1,315,776 54,026
Total Brazil (Cost
$289,815
)
335,441
CANADA 4.1%
Common Stocks 4.1%
ARC Resources  7,324,210 55,419
Lundin Mining  5,490,859 50,041
Magna International (USD)  807,581 67,699
Shopify, Class A (USD) (1) 94,700 142,043
Sun Life Financial  2,537,815 132,180
TMX Group  1,870,235 205,387
Total Canada (Cost
$505,483
)
652,769
CAYMAN ISLANDS 0.3%
Convertible Preferred Stocks 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $14,934
(USD) (1)(2)(3) 303,003 47,805
Total Cayman Islands (Cost
$14,934
)
47,805
CHINA 7.2%
Common Stocks 4.8%
58.com (USD) (1)(2) 3,564,710 —
Alibaba Group Holding, ADR (USD) (1) 1,853,413 361,768
Baidu, ADR (USD) (1) 510,683 83,757
China Mengniu Dairy (HKD)  15,076,000 81,854

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Didi Global, Acquisition Date: 10/19/15, Cost $15,133 (USD) (1)
(3) 551,756 21,617
Kanzhun, ADR (USD) (1) 475,984 16,397
Tencent Holdings (HKD)  2,506,200 151,144
Wuxi Biologics Cayman (HKD) (1) 2,972,000 45,395
761,932
Common Stocks - China A Shares 2.4%
BTG Hotels Group, A Shares (CNH) (1) 15,804,659 45,631
Gree Electric Appliances of Zhuhai, A Shares (CNH)  15,099,854 111,124
Kweichow Moutai, A Shares (CNH)  321,540 83,742
NARI Technology, A Shares (CNH)  21,288,035 103,676
Shandong Pharmaceutical Glass, A Shares (CNH)  5,963,400 31,707
375,880
Total China (Cost
$651,232
)
1,137,812
DENMARK 0.8%
Common Stocks 0.8%
Chr Hansen Holding  749,194 67,375
Genmab (1) 135,149 61,085
Total Denmark (Cost
$112,148
)
128,460
FRANCE 8.5%
Common Stocks 8.5%
Air Liquide  795,865 138,408
Alstom (4) 1,843,435 76,459
Dassault Aviation  157,550 187,587
EssilorLuxottica  1,288,620 243,270
LVMH Moet Hennessy Louis Vuitton  84,063 67,306
Sanofi  2,515,344 259,265
Thales  3,512,923 368,698
Total France (Cost
$1,142,978
)
1,340,993
GERMANY 5.3%
Common Stocks 5.1%
Auto1 Group (1) 633,392 31,024
Bayer  1,059,241 63,109
Beiersdorf  1,040,278 123,558
Deutsche Boerse  1,025,534 171,125
Evotec (1) 2,516,292 104,337

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Knorr-Bremse  910,344 103,087
MorphoSys (1)(4) 778,392 43,364
Shop Apotheke Europe (1)(4) 224,085 33,594
TeamViewer (1) 1,442,509 48,499
Zalando (1) 747,731 83,082
804,779
Preferred Stocks 0.2%
Sartorius  53,149 32,150
32,150
Total Germany (Cost
$760,576
)
836,929
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  24,831,000 297,122
Total Hong Kong (Cost
$88,143
)
297,122
INDIA 4.5%
Common Stocks 4.5%
Axis Bank (1) 15,923,356 152,154
Housing Development Finance  8,073,349 265,924
Kotak Mahindra Bank (1) 2,269,837 50,664
Maruti Suzuki India  833,496 78,496
NTPC  97,433,132 156,008
Total India (Cost
$448,169
)
703,246
INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia  71,920,900 148,470
Sarana Menara Nusantara  1,372,127,100 138,994
Total Indonesia (Cost
$109,503
)
287,464
ITALY 1.6%
Common Stocks 1.6%
Banca Mediolanum  12,524,608 123,265
DiaSorin  510,843 103,678

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Investindustrial Acquisition SPAC / Ermenegildo Zegna PIPE
(USD) (1)(5) 3,569,341 31,739
Total Italy (Cost
$203,957
)
258,682
JAPAN 14.5%
Common Stocks 14.5%
Daiichi Sankyo  1,880,500 37,242
Disco  204,100 58,282
Eisai  183,400 15,085
Fujitsu General  4,778,000 123,255
Hikari Tsushin  221,800 38,400
Hoshizaki  1,012,300 85,006
Kansai Paint  1,800,800 44,227
Kao  945,200 56,912
Murata Manufacturing  1,772,600 147,100
Nippon Telegraph & Telephone  9,650,700 247,136
NTT Data  4,510,700 69,869
ORIX  1,915,300 33,509
Otsuka Holdings  5,853,200 232,659
Outsourcing  4,873,600 93,285
Pan Pacific International Holdings  3,675,500 76,723
Persol Holdings  5,652,400 114,039
Seven & i Holdings  3,126,400 139,501
Shimadzu  1,776,800 71,659
Shiseido  413,800 27,657
Sony Group  1,618,200 169,048
Stanley Electric  3,148,100 82,143
Suzuki Motor  1,679,300 68,323
Takeda Pharmaceutical  2,586,852 86,107
Z Holdings  33,479,600 167,572
Total Japan (Cost
$1,863,679
)
2,284,739
NETHERLANDS 6.8%
Common Stocks 6.8%
Adyen (1) 18,017 48,827
Akzo Nobel  1,914,292 236,468
ASML Holding  509,503 389,456
Koninklijke Philips  3,507,922 161,749
Prosus  2,668,477 238,077
Total Netherlands (Cost
$529,910
)
1,074,577

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.3%
Common Stocks 0.3%
SM Investments  2,515,585 45,863
Total Philippines (Cost
$41,133
)
45,863
POLAND 0.6%
Common Stocks 0.6%
Powszechny Zaklad Ubezpieczen (1) 9,866,956 96,222
Total Poland (Cost
$80,573
)
96,222
PORTUGAL 2.3%
Common Stocks 2.3%
Galp Energia  18,380,172 179,239
Jeronimo Martins  9,228,238 188,100
Total Portugal (Cost
$407,470
)
367,339
SOUTH AFRICA 2.5%
Common Stocks 2.5%
Capitec Bank Holdings  752,041 83,479
Naspers, N Shares  1,567,451 302,487
Total South Africa (Cost
$352,033
)
385,966
SOUTH KOREA 4.3%
Common Stocks 4.3%
LG Household & Health Care  85,772 108,676
NAVER  803,793 302,951
Samsung Electronics  3,864,386 264,078
Total South Korea (Cost
$213,118
)
675,705
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group, A Shares (1) 783,841 51,405
Total Spain (Cost
$29,446
)
51,405

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 1.9%
Common Stocks 1.9%
Assa Abloy, B Shares  2,670,239 85,651
Essity, Class B  2,184,699 71,478
Swedbank, A Shares  7,248,347 141,152
Total Sweden (Cost
$197,276
)
298,281
SWITZERLAND 7.8%
Common Stocks 7.8%
Alcon  1,755,957 127,832
Barry Callebaut  28,028 71,053
Julius Baer Group (6) 3,343,200 220,658
Lonza Group  398,173 310,028
Nestle  2,914,287 369,035
PolyPeptide Group (1) 270,725 29,511
Roche Holding  240,305 92,833
Temenos  25,981 4,127
Total Switzerland (Cost
$713,494
)
1,225,077
TAIWAN 3.6%
Common Stocks 3.6%
Taiwan Semiconductor Manufacturing  27,331,000 571,204
Total Taiwan (Cost
$75,167
)
571,204
THAILAND 0.6%
Common Stocks 0.6%
CP ALL  49,803,500 89,675
Total Thailand (Cost
$72,585
)
89,675
UNITED ARAB EMIRATES 0.7%
Common Stocks 0.7%
Network International Holdings (GBP) (1) 22,094,317 104,622
Total United Arab Emirates (Cost
$119,804
)
104,622

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 8.4%
Common Stocks 8.4%
Amcor, CDI (AUD)  8,823,999 102,360
AstraZeneca, ADR (USD)  4,067,899 232,847
boohoo Group (1) 21,462,046 77,755
Bridgepoint Group (1) 5,580,186 37,619
Burberry Group  2,954,655 84,750
Deliveroo Holdings, Acquisition Date: 5/16/19, Cost $28,566 (1)
(3) 13,671,400 59,575
Hargreaves Lansdown  1,450,342 32,895
London Stock Exchange Group  2,088,099 217,729
Smith & Nephew  8,684,637 177,225
THG (1) 5,796,290 47,190
Unilever (EUR)  4,525,760 260,821
Total United Kingdom (Cost
$1,080,237
)
1,330,766
UNITED STATES 4.7%
Common Stocks 4.7%
Linde (EUR)  596,717 182,980
NXP Semiconductors  680,867 140,524
Philip Morris International  619,007 61,956
Visa, Class A  799,110 196,893
Waste Connections  1,218,792 154,409
Total United States (Cost
$419,029
)
736,762
URUGUAY 0.1%
Common Stocks 0.1%
Dlocal (USD) (1) 431,838 19,493
Total Uruguay (Cost
$9,069
)
19,493
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 281,940,409 281,940
Total Short-Term Investments (Cost $281,940) 281,940

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.07% (7)(8) 7,473,886 74,739
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 74,739
Total Securities Lending Collateral (Cost $74,739) 74,739
Total Investments in Securities 100.6%
(Cost $10,988,981) $ 15,868,493
Other Assets Less Liabilities (0.6)% (89,379)
Net Assets 100.0% $ 15,779,114
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $128,997 and represents 0.8% of net assets.
(4) All or a portion of this security is on loan at July 31, 2021.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
July 31, 2021, was $35,693 and was valued at $31,739 (0.2% of net assets).
(6) All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2021.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound

T. ROWE PRICE International Stock Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
OTC Over-the-counter
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Julius Baer Group, Call,
9/17/21 @ 68.00 (CHF) 2,603 15,563 (69)
Total Options Written (Premiums $(293)) $ (69)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 121
T. Rowe Price Short-Term Fund, 0.07% — — —++
Affiliates not held at period end (44,989) 112,188 —
Totals $ (44,989)# $ 112,188 $ 121+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
Seven Generations Energy,
Class A  $ 69,817 $ 570 $ (182,575) $ —
T. Rowe Price Government
Reserve Fund, 0.04% 237,273  ¤  ¤ 281,940
T. Rowe Price Short-Term Fund,
0.07% 185,842  ¤  ¤ 74,739
Total $ 356,679^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebate s and fees.
+ Investment income comprised $121 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $356,679.

T. ROWE PRICE International Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F37-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,594,417 $ 13,837,442 $ — $ 15,431,859
Convertible Preferred Stocks — — 47,805 47,805
Preferred Stocks — 32,150 — 32,150
Short-Term Investments 281,940 — — 281,940
Securities Lending Collateral 74,739 — — 74,739
Total $ 1,951,096 $ 13,869,592 $ 47,805 $ 15,868,493
Liabilities
Options Written $ — $ 69 $ — $ 69